Derivatives - Summary of Aggregate Notional Amount of Outstanding Forward Contracts (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Foreign Currency Contracts | Derivatives not designated as hedging instruments
Foreign Currency Fair Value Hedge Derivative [Line Items]
Aggregate notional amount	$ 148,978